Long-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Mar. 31, 2023
Debt Instrument [Line Items]
Long term debt	$ 1,141	$ 969
Loan From Director [Member]
Debt Instrument [Line Items]
Long term debt	836	845
Loan From Affiliate [Member]
Debt Instrument [Line Items]
Long term debt	193
Vehicle Loan [Member]
Debt Instrument [Line Items]
Long term debt	$ 112	$ 124